Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net Loss Per Share
Basic and diluted net loss per share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss attributable to common stockholders (in millions)	$(122.3)	$(108.5)	$(52.9)
Denominator:
Weighted average common shares outstanding — basic and diluted	33,654,828	11,124,397	10,931,776
Net loss per share attributable to common stockholders — basic and diluted	$(3.63)	$(9.75)	$(4.84)